Note 15 - Commitments and Contingencies (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Number of Dry-bulk Vessels	38	42
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	11
Number of Vessels in Pool Agreements	1
Number of Voyages With Index-linked Rate	59
Charter-in Commitments [Member]
Unrecorded Unconditional Purchase Obligation	$ 62.0
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	80 months
Unsecured Employment [Member]
Number of Dry-bulk Vessels	1
Capital Addition Purchase Commitments [Member]
Number of Vessels	2
Direct Financing Lease, Lease Receivable	$ 15.0
Capital Addition Purchase Commitments [Member] | Corporate Joint Venture [Member]
Long-Term Purchase Commitment, Amount	$ 180.0
Number of Vessels	6
Equity Ownership, Excluding Consolidated Entity and Equity Method Investee, Percentage	17.00%